UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (45.7%)
		Australia (0.8%)
		Finance
	$250	Goodman Funding Pty Ltd. (a)	6.375%		04/15/21	$277,722
	325	Macquarie Group Ltd. (a)(b)	6.00		01/14/20	349,065

		Total Australia				626,787

		Brazil (1.0%)
		Finance
	450	Banco BTG Pactual SA (a)	4.00		01/16/20	387,000
	500	Caixa Economica Federal (b)	3.50		11/07/22	420,000

		Total Brazil				807,000

		Canada (0.7%)
		Basic Materials
	60	Barrick Gold Corp. (a)	4.10		05/01/23	51,129
	275	Goldcorp, Inc.	3.70		03/15/23	247,613

						298,742

		Energy
	250	PetroBakken Energy Ltd. (a)	8.625		02/01/20	245,000

		Total Canada				543,742

		Cayman Islands (0.1%)
		Finance
CNY	500	Shui On Land Ltd.	4.50		09/29/15	81,417

		Chile (0.1%)
		Finance
CLP	50,000	Banco Santander Chile	6.50		09/22/20	96,332

		China (0.8%)
		Diversified
HKD	2,000	Wharf Finance 2014 Ltd.	2.30		06/07/14	264,003

		Finance
	$100	Billion Express Investments Ltd.	0.75		10/18/15	102,775
HKD	2,000	Tong Jie Ltd.	0.00	(c)	02/18/18	256,589

						359,364

		Total China				623,367

		Czech Republic (0.2%)
		Utilities
	$210	CEZ AS (a)	4.25		04/03/22	207,619

		Denmark (0.0%)
		Finance
DKK	(d)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	6
	92	Realkredit Danmark A/S	6.00		10/01/29	18,917

		Total Denmark				18,923

		France (1.1%)
		Consumer, Non-Cyclical
EUR	250	Europcar Groupe SA	11.50		05/15/17	379,150

		Finance
	200	AXA SA	5.25	(e)	04/16/40	277,096
	$225	Societe Generale SA (a)	5.20		04/15/21	240,133

						517,229

		Total France				896,379

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

		Germany (2.9%)
		Consumer, Non-Cyclical
EUR	140	Celesio Finance B.V.	4.00%		10/18/16	$194,327

		Finance
	100	Aabar Investments PJSC	4.00		05/27/16	145,673
	200	Allianz Finance II BV	5.75	(e)	07/08/41	297,788
	400	Commerzbank AG	7.75		03/16/21	556,352
AUD	1,000	KFW, MTN	3.75		07/18/18	896,365
EUR	100	Muenchener Rueckversicherungs AG	6.25	(e)	05/26/42	155,755

						2,051,933

		Utilities
GBP	100	RWE AG	7.00	(e)	(f)	162,421

		Total Germany				2,408,681

		Greece (0.2%)
		Industrials
	$148	DryShips, Inc.	5.00		12/01/14	140,045

		India (0.7%)
		Basic Materials
	200	Vedanta Resources PLC (a)(b)	7.125		05/31/23	195,500

		Communications
	200	Bharti Airtel International Netherlands BV (a)(b)	5.125		03/11/23	187,000

		Finance
	200	Bank of India (a)	3.625		09/21/18	193,460

		Total India				575,960

		Indonesia (0.5%)
		Energy
	520	Indo Energy Finance II BV (a)(b)	6.375		01/24/23	442,000

		Italy (2.2%)
		Communications
EUR	150	Telecom Italia Finance SA	7.75		01/24/33	216,228
	$250	Wind Acquisition Finance SA (a)(b)	11.75		07/15/17	265,000

						481,228

		Energy
EUR	200	Eni SpA, Series GALP	0.25		11/30/15	276,260

		Finance
	$300	Intesa Sanpaolo SpA (a)(b)	6.50		02/24/21	304,527
EUR	250	UniCredit SpA	4.875		03/07/17	351,845

						656,372

		Utilities
	$375	Enel Finance International N.V. (a)	5.125		10/07/19	387,720

		Total Italy				1,801,580

		Japan (0.3%)
		Technology
JPY	23,000	Nomura Research Institute Ltd., Series 1	0.00	(c)	03/31/14	244,012

		Korea, Republic of (0.1%)
		Technology
	$100	SK Hynix, Inc.	2.65		05/14/15	109,200

		Luxembourg (0.4%)
		Consumer, Cyclical
EUR	100	Bormioli Rocco Holdings SA	10.00		08/01/18	141,350

		Industrials
	150	Ardagh Glass Finance PLC	8.75		02/01/20	209,031

		Total Luxembourg				350,381

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

		Mexico (0.2%)
		Industrials
	$150	Cemex Finance LLC (a)(b)	9.375%		10/12/22	$168,750

		Netherlands (1.0%)
		Finance
EUR	250	ABN AMRO Bank N.V.	6.375		04/27/21	373,865
	$475	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.95		11/09/22	457,168

		Total Netherlands				831,033

		Norway (0.2%)
		Diversified
	200	Siem Industries, Inc., Series SUBC	1.00		09/12/19	192,760

		Portugal (0.5%)
		Utilities
	425	EDP Finance BV (a)	6.00		02/02/18	441,694

		Russia (2.3%)
		Communications
	480	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC	7.748		02/02/21	513,600

		Energy
	100	Lukoil International Finance BV	2.625		06/16/15	108,250

		Finance
	230	Credit Bank of Moscow Via CBOM Finance PLC (a)	8.70		11/13/18	224,825
RUB	20,600	Gazprombank OJSC Via GPB Eurobond Finance PLC	7.875		07/25/16	619,659
	$200	Russian Standard Bank Via Russian Standard Finance SA (a)	10.75		04/10/18	213,000

						1,057,484

		Industrials
	200	TMK OAO Via TMK Capital SA (a)(b)	6.75		04/03/20	194,750

		Total Russia				1,874,084

		Singapore (0.6%)
		Consumer, Non-Cyclical
	200	Global A&T Electronics Ltd. (a)	10.00		02/01/19	209,500
	200	Golden Agri-Resources Ltd.	2.50		10/04/17	186,050
	100	Olam International Ltd.	6.00		10/15/16	97,400

		Total Singapore				492,950

		Spain (1.7%)
		Communications
	300	Nara Cable Funding Ltd. (a)	8.875		12/01/18	312,000

		Finance
EUR	200	CaixaBank	3.25		01/22/16	270,426
	200	Santander International Debt SAU	4.625		03/21/16	279,412

						549,838

		Industrials
EUR	200	Ferrovial Emisiones SA	3.375		01/30/18	272,886

		Utilities
	$225	Iberdrola Finance Ireland Ltd. (a)	5.00		09/11/19	235,785

		Total Spain				1,370,509

		Switzerland (0.5%)
		Basic Materials
EUR	117	INEOS Group Holdings SA	7.875		02/15/16	157,980

		Finance
	150	Cloverie PLC for Zurich Insurance Co., Ltd.	7.50	(e)	07/24/39	243,406

		Total Switzerland				401,386

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

		Turkey (0.4%)
		Finance
	$300	Finansbank AS	5.50%	05/11/16	$301,500

		United Kingdom (2.4%)
		Consumer, Cyclical
	325	British Airways PLC (a)	4.625	06/20/24	328,250

		Finance
EUR	250	Barclays Bank PLC	6.00	01/14/21	374,022
GBP	200	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125	07/24/19	306,036
EUR	225	Lloyds TSB Bank PLC	6.50	03/24/20	335,463
	$320	Royal Bank of Scotland Group PLC (b)	6.125	12/15/22	310,274

					1,325,795

		Industrials
	300	CEVA Group PLC (a)(b)	8.375	12/01/17	303,000

		Total United Kingdom			1,957,045

		United States (23.8%)
		Basic Materials
	150	American Gilsonite Co. (a)	11.50	09/01/17	158,625
	200	Prince Mineral Holding Corp. (a)	11.50	12/15/19	216,250
	83	United States Steel Corp.	4.00	05/15/14	84,971

					459,846

		Communications
	265	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50	04/30/21	273,612
	200	CSC Holdings LLC (b)	8.625	02/15/19	235,000
	250	GXS Worldwide, Inc.	9.75	06/15/15	257,344
	350	Harron Communications LP/Harron Finance Corp. (a)	9.125	04/01/20	388,500
	250	inVentiv Health, Inc. (a)(b)	9.00	01/15/18	259,375
	151	Priceline.com, Inc. (a)(b)	0.35	06/15/20	148,641

					1,562,472

		Consumer, Cyclical
	250	Ameristar Casinos, Inc.	7.50	04/15/21	268,125
	275	Caesars Entertainment Operating Co., Inc.	8.50	02/15/20	256,953
	400	CCM Merger, Inc. (a)(b)	9.125	05/01/19	426,000
	250	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	274,063
	200	Exide Technologies (b)(g)(h)	8.625	02/01/18	119,750
	300	HD Supply, Inc. (a)	7.50	07/15/20	318,750
	52	Iconix Brand Group, Inc.	2.50	06/01/16	63,343
	441	INTCOMEX, Inc.	13.25	12/15/14	429,975
	86	International Game Technology (b)	3.25	05/01/14	95,621
	400	Logan’s Roadhouse, Inc.	10.75	10/15/17	381,500
	200	MGM Resorts International	7.75	03/15/22	222,500
	3,904	Resort at Summerlin LP, Series B (g)(h)(i)(j)(k)	13.00	12/15/07	0
	345	Rite Aid Corp. (a)(b)	6.75	06/15/21	347,587
	400	RSI Home Products, Inc. (a)	6.875	03/01/18	414,000
	250	Scientific Games International, Inc. (b)	9.25	06/15/19	273,125
	100	US Airways 2013-1 Class A Pass-Through Trust	3.95	11/15/25	95,500

					3,986,792

		Consumer, Non-Cyclical
	243	Archer-Daniels-Midland Co. (b)	0.875	02/15/14	248,923
	545	Armored Autogroup, Inc.	9.25	11/01/18	504,125
	200	Jaguar Holding Co., I (a)(i)	9.375	10/15/17	215,500
	106	Jarden Corp. (a)(b)	1.875	09/15/18	125,477
	480	Kindred Healthcare, Inc.	8.25	06/01/19	507,600
	227	PHH Corp.	4.00	09/01/14	248,423
	44	Salix Pharmaceuticals Ltd. (b)	1.50	03/15/19	56,458
	300	ServiceMaster Co. (b)	8.00	02/15/20	294,750

					2,201,256

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

		Energy
	$150	Continental Resources, Inc. (b)	4.50%		04/15/23	$146,250
	150	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (b)	7.75		04/01/19	157,500
	400	PetroQuest Energy, Inc. (a)(b)	10.00		09/01/17	414,000

						717,750

		Finance
	104	Annaly Capital Management, Inc.	5.00		05/15/15	105,365
	99	Ares Capital Corp. (b)	5.75		02/01/16	108,281
	250	DPL, Inc. (b)	7.25		10/15/21	260,000
	150	Genworth Holdings, Inc.	7.20		02/15/21	174,330
	455	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	480,194
	435	HSBC Finance Corp.	6.676		01/15/21	492,589
	325	ING US, Inc. (a)(b)	5.65	(e)	05/15/53	306,313
	350	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	355,250
	300	Jefferies LoanCore LLC/JLC Finance Corp. (a)	6.875		06/01/20	301,500
	400	KCG Holdings, Inc. (a)	8.25		06/15/18	391,000
	250	Kennedy-Wilson, Inc.	8.75		04/01/19	272,500
	200	Merrill Lynch & Co., Inc.	6.11		01/29/37	200,497
	125	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	135,413
	275	Nuveen Investments, Inc. (a)	9.125		10/15/17	279,813
	395	Prudential Financial, Inc.	5.625	(e)	06/15/43	384,137

						4,247,182

		Industrials
	200	Atkore International, Inc.	9.875		01/01/18	218,000
	250	Cequel Communications Holdings I LLC/Cequel Capital Corp. (a)(b)	6.375		09/15/20	259,375
	300	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (a)	10.125		07/15/20	315,000
EUR	375	GE Capital Trust II	5.50	(e)	09/15/67	514,157
	$116	General Cable Corp.	4.50	(l)	11/15/29	130,573
	200	Kratos Defense & Security Solutions, Inc.	10.00		06/01/17	217,000
	400	Marquette Transportation Co./Marquette Transportation Finance Corp. (b)	10.875		01/15/17	430,000
	300	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125		02/15/19	286,875
	400	Nuverra Environmental Solutions, Inc. (b)	9.875		04/15/18	413,000
	150	Pretium Packaging LLC/Pretium Finance, Inc.	11.50		04/01/16	162,000
	250	Sequa Corp. (a)	7.00		12/15/17	251,250
	400	Tekni-Plex, Inc. (a)	9.75		06/01/19	448,000
	79	Trinity Industries, Inc. (b)	3.875		06/01/36	91,788
		Technology
	250	Zachry Holdings, Inc. (a)(b)	7.50		02/01/20	259,375

						3,996,393

	400	First Data Corp. (a)	10.625		06/15/21	408,000
	200	First Data Corp. (a)	11.25		01/15/21	208,000
	300	Infor US, Inc.	9.375		04/01/19	336,750
	112	Intel Corp. (b)	2.95		12/15/35	120,610
	123	Lam Research Corp. (b)	1.25		05/15/18	143,756
	41	Nuance Communications, Inc. (b)	2.75		11/01/31	41,974
	217	ON Semiconductor Corp., Series B	2.625		12/15/26	250,906
	119	Salesforce.com, Inc. (a)(b)	0.25		04/01/18	118,554
	75	SanDisk Corp.	1.50		08/15/17	95,391

						1,723,941

		Utilities
	250	AES Corp.	7.375		07/01/21	283,750
	325	Puget Energy, Inc.	6.50		12/15/20	371,044

						654,794

		Total United States				19,550,426

		Total Corporate Bonds (Cost $40,562,845)				37,555,562

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

		Sovereign (30.0%)
		Bermuda (0.6%)
	$530	Bermuda Government International Bond	4.854%		02/06/24	$533,649

		Brazil (1.5%)
BRL	3,100	Brazilian Government International Bond	8.50		01/05/24	1,273,917

		Canada (1.4%)
CAD	1,090	Canadian Government Bond	3.25		06/01/21	1,132,895

		Germany (2.2%)
EUR	1,000	Bundesrepublik Deutschland	4.25		07/04/39	1,787,152

		Greece (0.5%)
	600	Hellenic Republic Government Bond	2.00	(l)	02/24/25	413,888

		Indonesia (1.7%)
	$170	Majapahit Holding BV	7.75		01/20/20	190,400
	230	Majapahit Holding BV	7.75		01/20/20	257,600
	352	Pertamina Persero PT (a)(b)	4.875		05/03/22	335,280
	600	Perusahaan Listrik Negara PT (b)	5.50		11/22/21	597,000

		Total Indonesia				1,380,280

		Ireland (1.1%)
EUR	660	Ireland Government Bond	3.90		03/20/23	880,524

		Italy (3.3%)
	500	Italy Buoni Poliennali Del Tesoro	4.00		09/01/20	678,295
	400	Italy Buoni Poliennali Del Tesoro	4.50		03/01/19	560,754
	1,000	Italy Buoni Poliennali Del Tesoro	5.50		11/01/22	1,445,425

		Total Italy				2,684,474

		Kazakhstan (1.1%)
	$450	KazMunayGas National Co., JSC (a)	5.75		04/30/43	397,642
	140	KazMunayGas National Co., JSC (a)	6.375		04/09/21	152,600
	350	KazMunayGas National Co., JSC	6.375		04/09/21	381,500

		Total Kazakhstan				931,742

		Korea, Republic of (0.3%)
	200	Korea Finance Corp.	4.625		11/16/21	212,716

		Mexico (3.3%)
MXN	9,500	Mexican Bonos	5.00		06/15/17	750,255
	13,400	Mexican Bonos	7.50		06/03/27	1,155,446
	$750	Petroleos Mexicanos (b)	4.875		01/24/22	772,500

		Total Mexico				2,678,201

		Poland (2.4%)
PLN	5,600	Poland Government Bond	5.75		10/25/21	1,969,251

		Portugal (2.9%)
EUR	625	Portugal Obrigacoes do Tesouro OT (a)	3.35		10/15/15	819,545
	1,270	Portugal Obrigacoes do Tesouro OT (a)	5.65		02/15/24	1,582,814

		Total Portugal				2,402,359

		Russia (2.1%)
RUB	22,000	Russian Federal Bond - OFZ	8.15		02/03/27	695,808
	$1,000	Vnesheconombank Via VEB Finance PLC (a)(b)	6.025		07/05/22	1,055,000

		Total Russia				1,750,808

		Slovenia (0.3%)
	290	Slovenia Government International Bond	5.85		05/10/23	275,622
		South Africa (1.2%)
	850	Eskom Holdings SOC Ltd. (a)	5.75		01/26/21	837,250
ZAR	1,500	South Africa Government Bond	7.75		02/28/23	151,441

		Total South Africa				988,691

		Spain (0.8%)
EUR	500	Spain Government Bond (a)(b)	4.40		10/31/23	652,337

		Ukraine (0.9%)
	$630	Ukraine Government International Bond (a)(b)	7.50		04/17/23	553,612

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

	$220	Ukraine Railways via Shortline PLC (a)	9.50%		05/21/18	$207,350

		Total Ukraine				760,962

		United Kingdom (1.8%)
GBP	845	United Kingdom Gilt	4.25		09/07/39	1,462,463

		Venezuela (0.6%)
	$500	Petroleos de Venezuela SA	8.50		11/02/17	461,250

		Total Sovereign (Cost $25,702,196)				24,633,181

		Agency Fixed Rate Mortgages (0.4%)
	3	Federal Home Loan Mortgage Corporation, Gold Pools:	6.50		02/01/29–10/01/32	2,837
		Federal National Mortgage Association,
		Conventional Pools:
	135		6.50		05/01/28–09/01/32	151,984
	10		7.00		08/01/29–11/01/32	10,708
		Government National Mortgage Association,
		Various Pools:
	27		7.50		07/20/25	31,154
	132		8.00		01/15/22–05/15/30	144,670

		Total Agency Fixed Rate Mortgages (Cost $310,351)				341,353

		Asset-Backed Security (0.5%)
	397	GSAA Home Equity Trust (Cost $386,767)	5.545	(e)	06/25/34	421,897

		Mortgages - Other (15.5%)
		Alternative Loan Trust
	308		5.50		11/25/35	263,836
	83		5.50		02/25/36	68,586
	302		6.00		04/25/36	247,295
	166		6.00		05/25/36	134,795
	244		6.00		12/25/36	180,647
	121		6.00		01/25/37	89,391
	548		6.00		07/25/37	472,920
		PAC
	48		5.50		02/25/36	39,384
	444		5.50		04/25/37	330,410
	155		6.00		04/25/36	127,278
	341	American Home Mortgage Investment Trust (a)	6.10		01/25/37	225,429
		Banc of America Alternative Loan Trust
	580		5.913	(e)	10/25/36	425,304
	707		6.226		10/25/36	529,149
	184	Banc of America Funding Trust	6.00		07/25/37	145,832
	497	BCAP LLC Trust	0.33	(e)	04/25/37	421,737
		Chase Mortgage Finance Trust
	469		6.00		10/25/36	421,103
	441		6.00		11/25/36	376,405
	331	CHL Mortgage Pass-Through Trust	0.49	(e)	04/25/46	69,292
	1,199	CSMC Mortgage-Backed Trust	5.837	(e)	04/25/37	730,836
		First Horizon Alternative Mortgage Securities Trust
	117		6.00		08/25/36	101,986
	210		6.25		08/25/36	176,849
	251	GSMSC Pass-Through Trust (a)	7.50	(e)	09/25/36	226,429
		GSR Mortgage Loan Trust
	81		2.779	(e)	05/25/35	72,707
	192		2.794	(e)	10/25/35	166,318
	548	IndyMac INDX Mortgage Loan Trust	5.065	(e)	12/25/35	459,908
		JP Morgan Alternative Loan Trust
	114		6.00		12/25/35	99,362
	600		6.00		12/25/35	524,917
	622		6.00		08/25/36	558,229
		Lehman Mortgage Trust
	118		5.50		11/25/35	115,509
	363		5.50		02/25/36	358,624

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

$602		6.50%		09/25/37	$519,873
246	Luminent Mortgage Trust	0.36	(e)	10/25/46	84,284
315	Opteum Mortgage Acceptance Corp. Trust	0.49	(e)	04/25/36	250,714
	RALI Trust
631		0.37	(e)	12/25/36	432,744
284		0.69	(e)	03/25/35	203,287
294		6.00		04/25/36	232,192
424		6.00		08/25/36	333,040
124		6.00		01/25/37	94,662
	PAC
161		6.00		04/25/36	127,456
465	STARM Mortgage Loan Trust	5.637	(e)	10/25/37	420,539
	Washington Mutual Mortgage Pass-Through Certificates
914		0.45	(e)	12/25/35	672,114
1,035		0.929	(e)	04/25/47	696,464
725		1.003	(e)	05/25/47	534,071

	Total Mortgages - Other (Cost $12,180,878)				12,761,907

	Commercial Mortgage-Backed Securities (0.9%)
136	CGBAM Commercial Mortgage Trust	3.041	(e)	05/15/16	136,000
202	Commercial Mortgage Pass Through Certificates (a)	4.403	(e)	07/10/45	185,415
400	GS Mortgage Securities Corp. II (a)	3.795	(e)	11/08/29	401,173

	Total Commercial Mortgage-Backed Securities (Cost $722,815)				722,588

	Collateralized Mortgage Obligation - Agency Collateral Series (0.6%)
1,962	Federal National Mortgage Association, IO REMIC (Cost $337,572)	6.36	(e)	08/25/41	485,033

NUMBER OF SHARES
	Convertible Preferred Stocks (0.7%)
	Aerospace & Defense
2,550	United Technologies Corp. (Units) (b)(m)				163,532

	Commercial Banks
103	Wells Fargo & Co., Series L				119,789

	Electric Utilities
2,900	NextEra Energy, Inc.				168,577
2,150	PPL Corp.				117,132

					285,709

	Total Convertible Preferred Stocks (Cost $527,325)				569,030

NUMBER OF SHARES (000)
	Short-Term Investments (15.0%)
	Securities held as Collateral on Loaned Securities (12.7%)
	Investment Company (10.4%)
8,498	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (n) (Cost $8,497,658)				8,497,658

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (2.3%)
$481	Barclays Capital, Inc. (0.07%, dated 07/31/13, due 08/01/13; proceeds $481,360; fully collateralized by a U.S. Government Obligation, 0.50% due 08/15/14; valued at $490,989)		$481,359
1,203	Barclays Capital, Inc. (0.24%, dated 07/31/13, due 08/01/13; proceeds $1,203,406; fully collateralized by various Common Stocks and Exchange Traded Funds; valued at $1,300,986)		1,203,398
241	BNP Paribas Securities Corp. (0.06%, dated 07/31/13, due 08/01/13; proceeds $240,680; fully collateralized by various U.S. Government Obligations, 0.13% - 3.13% due 04/30/15 - 01/31/20; valued at $245,494)		240,680

	Total Repurchase Agreements (Cost $1,925,437)		1,925,437

	Total Securities held as Collateral on Loaned Securities (Cost $10,423,095)		10,423,095

NUMBER OF SHARES (000)
	Investment Company (2.3%)
1,878	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (n) (Cost $1,877,529)		1,877,529

	Total Short-Term Investments (Cost $12,300,624)		12,300,624

	Total Investments (Cost $93,031,373) (o)(p)	109.3%	89,791,175
	Liabilities in Excess of Other Assets	(9.3)	(7,676,630)

	Net Assets	100.0%	$82,114,545

IO	Interest Only.
MTN	Medium Term Note.
OJSC	Open Joint Stock Company.
PAC	Planned Amortization Class.
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2013 were $10,553,419 and $10,787,438, respectively. The Fund received cash collateral of $10,423,095 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of July 31, 2013, there was uninvested cash of $364,343 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Capital appreciation bond.
(d)	Par less than $500.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2013.
(f)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at July 31, 2013.
(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Payment-in-kind security.
(j)	At July 31, 2013, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(k)	Acquired through exchange offer.
(l)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity date.
(m)	Consists of one or more classes of securities traded together as a unit.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

(n)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(o)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(p)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

Foreign Currency Forward Exchange Contracts Open at July 31, 2013:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Commonwealth Bank of Australia	AUD	100,000		$91,614	08/07/13	$1,759
Commonwealth Bank of Australia	AUD	180,000		$164,618	08/07/13	2,880
Commonwealth Bank of Australia	JPY	80,000,000		$797,311	08/07/13	(19,786)
Commonwealth Bank of Australia	NOK	1,500,000		$246,359	08/07/13	(8,142)
Commonwealth Bank of Australia		$165,667	AUD	180,000	08/07/13	(3,930)
Credit Suisse London Branch (GFX)	CHF	960,000		$1,017,251	08/07/13	(20,099)
Credit Suisse London Branch (GFX)	HKD	4,054,145		$522,661	08/07/13	(88)
Credit Suisse London Branch (GFX)	JPY	5,096,500		$51,875	08/07/13	(180)
Credit Suisse London Branch (GFX)	ZAR	128,007		$12,607	08/07/13	(359)
Deutsche Bank AG	NOK	5,030,000		$805,809	08/07/13	(47,618)
Deutsche Bank AG		$251,234	JPY	25,000,000	08/07/13	4,109
Deutsche Bank AG	ZAR	1,420,000		$138,879	08/07/13	(4,956)
Goldman Sachs International		$2,928,374	NOK	17,904,720	08/07/13	109,473
HSBC Bank PLC	MXN	21,888,371		$1,656,679	08/07/13	(56,162)
HSBC Bank PLC	NZD	1,359,718		$1,055,306	08/07/13	(30,324)
HSBC Bank PLC		$432,914	CLP	216,586,867	08/07/13	(11,730)
HSBC Bank PLC		$166,356	PLN	540,000	08/07/13	2,543
JPMorgan Chase Bank		$222,124	BRL	500,000	08/07/13	(3,190)
JPMorgan Chase Bank		$204,596	EUR	157,073	08/07/13	4,370
JPMorgan Chase Bank		$1,516,235	GBP	990,469	08/07/13	(9,538)
JPMorgan Chase Bank		$192,732	MXN	2,500,000	08/07/13	2,901
JPMorgan Chase Bank		$652,365	NZD	835,568	08/07/13	14,772
State Street Bank London		$330,413	BRL	740,000	08/07/13	(6,392)
State Street Bank London		$411,667	EUR	320,000	08/07/13	14,052
State Street Bank London		$415,649	MXN	5,250,000	08/07/13	(4,818)
UBS AG	AUD	676,371		$626,536	08/07/13	18,788
UBS AG	BRL	3,370,000		$1,526,337	08/07/13	50,728
UBS AG	CLP	215,000,000		$422,879	08/07/13	4,780
UBS AG	EUR	517,097		$682,206	08/07/13	(5,725)
UBS AG	GBP	202,631		$310,666	08/07/13	2,424
UBS AG	MYR	709,003		$218,727	08/07/13	230
UBS AG	RUB	43,550,000		$1,319,317	08/07/13	(779)
UBS AG		$338,900	EUR	260,000	08/07/13	6,997
UBS AG		$230,604	MXN	2,920,897	08/07/13	(2,034)
UBS AG		$221,273	MYR	709,003	08/07/13	(2,776)
UBS AG		$469,601	SEK	3,170,369	08/07/13	16,736
Wells Fargo Bank	CAD	463,327		$441,543	08/07/13	(9,494)
Wells Fargo Bank	PLN	7,975,435		$2,386,354	08/07/13	(108,161)
Wells Fargo Bank		$4,617,436	JPY	451,426,880	08/07/13	(6,687)
Westpac Banking Corporation		$249,020	EUR	190,000	08/07/13	3,751
State Street Bank London		$430,393	COP	810,000,000	08/08/13	(3,171)
UBS AG	COP	810,000,000		$419,667	08/08/13	(7,555)
Deutsche Bank AG		$663,154	PLN	2,120,000	08/09/13	(153)

		Net Unrealized Depreciation				$(112,554)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

Futures Contracts Open at July 31, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
49	Long	U.S. Treasury 2 yr. Note, Sep-13	$10,795,312	$766
29	Long	U.S. Treasury Ultra Long Bond, Sep-13	4,183,250	(252,391)
7	Long	U.S. Treasury Long Bond, Sep-13	938,438	(45,992)
3	Long	U.S. Treasury 5 yr. Note, Sep-13	364,102	(3,586)
41	Short	U.S. Treasury 10 yr. Note, Sep-13	(5,183,938)	(3,744)

		Net Unrealized Depreciation		$(304,947)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

Credit Default Swap Agreements Open at July 31, 2013:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank Alcoa, Inc.	Buy	$400	1.00%	9/20/18	$(6,479)	$41,823	$35,344	BBB-
JPMorgan Chase CDX.NA.IG. 20	Sell	180	1.00	6/20/18	255	2,111	2,366	NR
JPMorgan Chase CDX.NA.IG. 20	Sell	2,000	1.00	6/20/18	15,249	11,047	26,296	NR
JPMorgan Chase Kohl’s Corporate	Buy	475	1.00	6/20/18	(21,937)	26,996	5,059	BBB+

Total Credit Default Swaps		$3,055			$(12,912)	$81,977	$69,065

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

Interest Rate Swap Agreements Open at July 31, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America		$1,480	3 Month LIBOR	Receive	2.04%	02/13/23	$73,384
CME Group Inc.*		10,337	3 Month LIBOR	Receive	0.48	08/01/15	256
Deutsche Bank	NZD	22,440	3 Month NZBBR	Pay	4.14	07/27/16	(40,467)
Deutsche Bank		$1,085	3 Month LIBOR	Receive	2.80	05/01/43	166,629
Goldman Sachs		1,960	3 Month LIBOR	Receive	2.09	02/15/23	88,379
Royal Bank of Canada		2,080	3 Month LIBOR	Receive	2.06	02/06/23	98,283
UBS AG		1,100	3 Month LIBOR	Receive	2.90	05/13/43	148,371

			Net Unrealized Appreciation				$534,835

LIBOR	London Interbank Offered Rate.
NZBBR	New Zealand Bank Bill Rate.
NR	Not Rated.
†	Credit rating as issued by Standard & Poor’s.
*	Centrally Cleared Swap Agreement.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
MXN	Mexican New Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
ZAR	South African Rand.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ■ July 31, 2013 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser; and (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$37,555,562	$—	†	$37,555,562
Sovereign	—	24,633,181	—		24,633,181
Agency Fixed Rate Mortgages	—	341,353	—		341,353
Asset-Backed Security	—	421,897	—		421,897
Mortgages - Other	—	12,761,907	—		12,761,907
Commercial Mortgage-Backed Securities	—	722,588	—		722,588
Collateralized Mortgage Obligation - Agency Collateral Series	—	485,033	—		485,033

Total Fixed Income Securities	—	76,921,521	—	†	76,921,521

Convertible Preferred Stocks	569,030	—	—		569,030
Short-Term Investments
Investment Company	10,375,187	—	—		10,375,187
Repurchase Agreements	—	1,925,437	—		1,925,437

Total Short-Term Investments	10,375,187	1,925,437	—		12,300,624

Foreign Currency Forward Exchange Contracts	—	261,293	—		261,293
Futures Contracts	766	—	—		766
Credit Default Swap Agreements	—	15,504	—		15,504
Interest Rate Swap Agreements	—	575,302	—		575,302

Total Assets	10,944,983	79,699,057	—	†	90,644,040

Liabilities:
Foreign Currency Forward Exchange Contracts	—	(373,847)	—		(373,847)
Futures Contracts	(305,713)	—	—		(305,713)
Credit Default Swap Agreements	—	(28,416)	—		(28,416)
Interest Rate Swap Agreements	—	(40,467)	—		(40,467)

Total Liabilities	(305,713)	(442,730)	—		(748,443)

Total	$10,639,270	$79,256,327	$—	†	$89,895,597

†	Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2013, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of July 31, 2013	$—

†	Includes one security which is valued at zero.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John Gernon
John Gernon
Principal Executive Officer
September 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
September 17, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2013